14. Prepaid Expenses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	R$ 44,109	R$ 52,551
Prepaid expenses, current	40,819	39,867
Prepaid expenses, noncurrent	3,290	12,684
Risk premium - GSF renegotiation
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	12,574	28,033
Others
DisclosureOfPrepaidExpensesLineItems [Line Items]
Prepaid expenses	R$ 31,535	R$ 24,518